Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
    Property and equipment, net consisted of the following (in thousands):

	December 31,
	2021	2020
Lab equipment	$34,091	$23,491
Office equipment	3,463	2,928
Furniture and fixtures	1,363	1,340
Leasehold improvements	14,904	10,629
Assets under construction	2,436	14,321
Less: accumulated depreciation and impairment	(22,716)	(14,663)
Total property and equipment, net	$33,541	$38,046
Depreciation expense recorded for the years ended December 31, 2021, 2020 and 2019 was $8.6 million, $5.7 million and $4.6 million, respectively.